Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share
Earnings Per Share

The following table sets forth the computation of basic and diluted income per common share for the periods presented (dollars in thousands, except per share data).

	Year Ended December 31
	2013	2012	2011
Numerator:
Net income	$441,329	$160,240	$158,805
Denominator:
Weighted average basic common shares outstanding	96,579	96,384	99,281
Effect of dilutive securities:
Stock options, unvested restricted stock, and performance units	968	1,113	1,095
Diluted common shares outstanding	97,547	97,497	100,376
Basic income per common share	$4.57	$1.66	$1.60
Diluted income per common share	$4.52	$1.64	$1.58

All outstanding options to purchase shares at December 31, 2013, 2012, and 2011, were included in the computation of diluted common shares outstanding.